Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	30
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$79,280,235.52	0.2936305	$62,801,216.22	0.2325971	$16,479,019.30
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$268,540,235.52	0.2674011	$252,061,216.22	0.2509920	$16,479,019.30

Weighted Avg. Coupon (WAC)	4.55%		4.57%
Weighted Avg. Remaining Maturity (WARM)	30.36		29.59
Pool Receivables Balance	$301,703,513.21		$282,750,640.22
Remaining Number of Receivables	35,483		33,946

Adjusted Pool Balance	$297,301,421.00		$278,681,060.21

III. COLLECTIONS

Principal:
Principal Collections	$18,662,613.08
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$358,548.18
Total Principal Collections	$19,021,161.26

Interest:
Interest Collections	$1,081,218.50
Late Fees & Other Charges	$34,423.12
Interest on Repurchase Principal	$-
Total Interest Collections	$1,115,641.62

Collection Account Interest	$743.20
Reserve Account Interest	$240.44
Servicer Advances	$-

Total Collections	$20,137,786.52

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Hyundai Auto Receivables Trust 2011- C
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	30
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$20,137,786.52
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$20,137,786.52
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$251,419.59	$-	$251,419.59	$251,419.59
Collection Account Interest					$743.20
Late Fees & Other Charges					$34,423.12
Total due to Servicer					$286,585.91

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$54,835.50		$54,835.50
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$259,867.17		$259,867.17	$259,867.17

Available Funds Remaining:					$19,591,333.44

3. Principal Distribution Amount:					$16,479,019.30

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$16,479,019.30
Class A-4 Notes				$-
Class A Notes Total:		16,479,019.30		$16,479,019.30
Total Noteholders Principal				$16,479,019.30

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					3,112,314.14

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,402,092.21
Beginning Period Amount	$4,402,092.21
Current Period Amortization	$332,512.20
Ending Period Required Amount	$4,069,580.01
Ending Period Amount	$4,069,580.01
Next Distribution Date Required Amount	$3,757,663.89

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$28,761,185.47	$26,619,843.98	$26,619,843.98
Overcollateralization as a % of Adjusted Pool		9.67%	9.55%	9.55%

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Hyundai Auto Receivables Trust 2011- C
Monthly Servicing Report

Collection Period	March 2014
Distribution Date	04/15/14
Transaction Month	30
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.76%	33,526	98.22%	$277,730,128.98
30 - 60 Days	1.02%	345	1.48%	$4,180,866.33
61 - 90 Days	0.19%	63	0.25%	$712,549.75
91 + Days	0.04%	12	0.04%	$127,095.16
		33,946		$282,750,640.22
Total
Delinquent Receivables 61 + days past due	0.22%	75	0.30%	$839,644.91
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.25%	90	0.36%	$1,091,093.49
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.25%	92	0.37%	$1,171,950.58
Three-Month Average Delinquency Ratio	0.24%		0.34%

Repossession in Current Period		23		$280,265.51
Repossession Inventory		33		$170,435.45

Charge-Offs
Gross Principal of Charge-Off for Current Period				$290,259.91
Recoveries				$(358,548.18)
Net Charge-offs for Current Period				$(68,288.27)

Beginning Pool Balance for Current Period				$301,703,513.21

Net Loss Ratio				-0.27%
Net Loss Ratio for 1st Preceding Collection Period				-0.19%
Net Loss Ratio for 2nd Preceding Collection Period				0.80%
Three-Month Average Net Loss Ratio for Current Period				0.11%

Cumulative Net Losses for All Periods				$6,772,743.79
Cumulative Net Losses as a % of Initial Pool Balance				0.61%

Principal Balance of Extensions				$1,001,667.01
Number of Extensions				86

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